Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 14, 2018	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable			$ 1,053,375	$ 937,698	$ 726,220
P2P Staffing Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from legal settlements						$ 58,784
Accounts payable			10,464	10,464	10,464
Rennova and Collab Rx, Inc. [Member] | One Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value			253,000	253,000
Rennova and Collab Rx, Inc. [Member] | Other Former Employee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value			173,000	$ 173,000
TCA Global Credit Master Fund LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value			$ 2,030,000		$ 2,030,000
Damages awarded value		$ 500,000
CTI Consulting, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value		45,000
Damages awarded value		$ 5,000
Techlogix, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value	$ 71,223
Consulting Agreement [Member] | Dial M Productions LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Commitments, Description			the Company entered into a consulting agreement effective June 1, 2021, with	the Company entered into a consulting agreement effective June 1, 2021, with